Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2019	2020	2021
Quadra Commodities S.A.	16%	19%	27%
Ultrabulk A/S	-	13%	19%
Amaggi Europe B.V.	-	-	15%
Tongli Shipping PTE Ltd.	-	-	11%
A/S Klaveness Chartering	35%	23%	-
Guardian Navigation Gmax	15%	14%	-
LLC pool